SCHEDULE OF WARRANT DERIVATIVE LIABILITY (Details) - Warrants [member] - CAD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Beginning balance	$ 2,198,121	$ 4,196,125
Warrants issued		7,282,325
Warrants exercised		(3,661,283)
Change in fair value of warrants outstanding	(157,830)	(1,842,618)
Reclassify amended warrants to equity		(3,776,428)
Ending balance	$ 2,040,291	$ 2,198,121